Depreciation, Amortization and Impairment	12 Months Ended
Mar. 31, 2018
Depreciation Amortisation And Impairment Expense [Abstract]
Depreciation, Amortization and Impairment
14)	DEPRECIATION, AMORTIZATION AND IMPAIRMENT

	For the year ended March 31
Particulars	2016	2017	2018
Depreciation	2,724	5,149	4,357
Amortization	6,032	9,386	25,481
Impairment	2,167	15,167	2,874
Total	10,923	29,702	32,712